Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42381
Entity Registrant Name	INNEOVA Holdings Limited
Entity Central Index Key	0001933951
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Ang Mo Kio
Entity Address, Address Line Two	Street 63
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
Title of 12(b) Security	Ordinary Shares, par value US$0.0005 per share
Trading Symbol	INEO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	9,875,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of INNEOVA Holdings Limited and Subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2024 and the related notes to the financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	14 Ang Mo Kio
Entity Address, Address Line Two	Street 63
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629538
City Area Code	+65
Local Phone Number	6383 7540
Contact Personnel Name	Mr. Neo Chin Heng